Shareholders Equity - Additional Information (Detail) - $ / shares				6 Months Ended	7 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Jun. 10, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Preferred shares authorised				1,000,000	1,000,000
Preferred shares issued				0	0
Preferred shares outstanding				0	0
Preferred Stock [Member]
Preferred shares authorised				1,000,000	1,000,000
Preferred shares issued				0	0
Preferred shares outstanding				0	0
Common Class A [Member]
Ordinary shares authorised				400,000,000	400,000,000
Ordinary shares par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued				5,619,978	8,956,056
Shares issued during the period new issues shares				57,500,000	57,500,000
Temporary Equity, Shares Issued					48,543,944
Ordinary shares outstanding				5,619,978	8,956,056
Temporary Equity, Shares Outstanding				51,880,022	48,543,944
Percent of convertible share to outstanding shares				20.00%	20.00%
Common Class B [Member]
Ordinary shares authorised				40,000,000	40,000,000
Ordinary shares par or stated value per share				$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued				14,375,000	14,375,000
Shares issued during the period new issues shares	30,000	30,000	14,375,000
Ordinary shares outstanding				14,375,000	14,375,000